Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended
		Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,989
Gains/(losses) recorded in income	[1]	40
Gains/(losses) recorded in OCI		3
Purchases/ Issuances		45
Sales/ Settlements		(9)
Transfers into/out of Level 3		191
Fair value, ending balance		2,259	$ 1,989
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	36
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(8)
Gains/(losses) recorded in income	[1]	(3)
Purchases/ Issuances		(6)
Sales/ Settlements		12
Transfers into/out of Level 3		3
Fair value, ending balance		(2)	(8)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(3)
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Transfers into/out of Level 3				$ (2)
Fair value, ending balance				(2)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		9	10	48
Purchases/ Issuances		2	3	3
Sales/ Settlements		(3)	(2)	(6)
Transfers into/out of Level 3		176	(2)	(20)
Fair value, ending balance		184	9	25
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		8
Purchases/ Issuances		2
Sales/ Settlements		(3)
Transfers into/out of Level 3		(2)
Fair value, ending balance		5	8
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Transfers into/out of Level 3		178
Fair value, ending balance		179	1
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,988	2,012	1,822
Gains/(losses) recorded in income	[1]	43	13	13
Gains/(losses) recorded in OCI		3	54	1
Purchases/ Issuances		49	29	72
Sales/ Settlements		(18)	(111)	(40)
Transfers into/out of Level 3		12	(9)	33
Fair value, ending balance		2,077	1,988	1,901
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	39
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		35
Gains/(losses) recorded in income	[1]	(4)
Gains/(losses) recorded in OCI		(1)
Transfers into/out of Level 3		2
Fair value, ending balance		32	35
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(4)
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,953
Gains/(losses) recorded in income	[1]	47
Gains/(losses) recorded in OCI		4
Purchases/ Issuances		49
Sales/ Settlements		(18)
Transfers into/out of Level 3		10
Fair value, ending balance		2,045	1,953
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	43
Derivative financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(8)	20	35
Gains/(losses) recorded in income	[1]		(15)	1
Purchases/ Issuances				(2)
Sales/ Settlements			8	(8)
Transfers into/out of Level 3			(21)	(16)
Fair value, ending balance			(8)	$ 10
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2
Purchases/ Issuances		2
Sales/ Settlements		(2)
Fair value, ending balance		2	2
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		45
Gains/(losses) recorded in income	[1]	(7)
Purchases/ Issuances		1
Transfers into/out of Level 3		(6)
Fair value, ending balance		33	45
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]	(7)
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		7
Gains/(losses) recorded in income	[1]	6
Fair value, ending balance		13	7
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	6
Derivative financial assets [member] | Credit Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Fair value, ending balance		1	1
Derivative financial assets [member] | Foreign exchange and gold contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Transfers into/out of Level 3		(1)
Fair value, ending balance			1
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(13)
Purchases/ Issuances		(1)
Sales/ Settlements		14
Transfers into/out of Level 3		(2)
Fair value, ending balance		(2)	(13)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(38)
Gains/(losses) recorded in income	[1]	(5)
Purchases/ Issuances		(7)
Transfers into/out of Level 3		12
Fair value, ending balance		(38)	(38)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]	(5)
Credit Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		(1)
Fair value, ending balance		(1)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(13)
Gains/(losses) recorded in income	[1]	3
Fair value, ending balance		(10)	$ (13)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	$ 3

[1]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[2]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[3]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.